Intangible Assets	3 Months Ended
Mar. 31, 2024
Next NRG Holding Corp [Member]
Intangible Assets

Note 6 – Intangible Assets

The Company’s intangible assets were acquired in connection with the acquisition of STAT. See Note 1.

Intangibles consisted of the following at March 31, 2024 and December 31, 2023, respectively:

			Estimated
Classification	March 31, 2024	December 31, 2023	Useful Lives (Years)

License agreements	$4,900,000	$-	15
Tradenames/trademarks	600,000	-	5
Less: accumulated amortization	(111,667)	-
Intangibles - net	$5,388,333	$-

Amortization expense for the three months ended March 31, 2024 and 2023 was $111,667 and $0, respectively.

Estimated amortization expense for each of the five (5) succeeding years and thereafter is as follows:

For the Years Ended December 31:

2024 (9 Months)	335,000
2025	446,668
2026	446,668
2027	446,668
2028	446,668
Thereafter	3,266,661
Total	$5,388,333